Schedule ll Loan from Affiliates - Additional Information (Detail) - USD ($) $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Loans from affiliates	$ 3,622		$ 0		$ 0		$ 3,622	$ 2,904
Interest cost related to these loans			$ 65	$ 42	$ 171	$ 115	160	174	$ 136
Loan*from*affiliate*member | Parent Company
Loans from affiliates	$ 100						100
Unsecured loan, interest rate	1.86%
Unsecured loan, maturity period	2018
Interest cost related to these loans							31	27	23
Loan*from*affiliate*member | Parent Company | London Interbank Offered Rate (LIBOR)
Loans from affiliates	$ 622						622
Unsecured loan, interest rate	0.439%
Unsecured loan, maturity period	2018
Loan*from*affiliate*member | AXA Shareplan
Loans from affiliates	$ 10						10
Unsecured loan, interest rate	1.76%
AXA -IM Holding U. S. Inc. | Loan*from*affiliate*member
Loans from affiliates	$ 387	$ 366					$ 387	$ 387	$ 366	$ 145
Unsecured loan, interest rate	1.39%	1.44%
Unsecured loan, maturity period	2015	2022					2028
Loans from affiliates	$ 56
Colisee Re. | Loan*from*affiliate*member
Loans from affiliates										$ 242